Shareholder Report, Holdings (Details)	Jul. 31, 2024
INSTITUTIONAL CLASS | Le Maitre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
INSTITUTIONAL CLASS | Texas Roadhouse [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
INSTITUTIONAL CLASS | Permian Res [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
INSTITUTIONAL CLASS | Pegasystems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
INSTITUTIONAL CLASS | Medpace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
INSTITUTIONAL CLASS | Casella Waste [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
INSTITUTIONAL CLASS | Guidewire [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
INSTITUTIONAL CLASS | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INSTITUTIONAL CLASS | Top Build [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
INSTITUTIONAL CLASS | Wns Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
INSTITUTIONAL CLASS | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
INSTITUTIONAL CLASS | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	16.06%
INSTITUTIONAL CLASS | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.87%
INSTITUTIONAL CLASS | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.42%
INSTITUTIONAL CLASS | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	5.86%
INSTITUTIONAL CLASS | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	18.26%
INSTITUTIONAL CLASS | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	20.53%
INSTITUTIONAL CLASS | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.08%
INSTITUTIONAL CLASS | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.91%
INSTITUTIONAL CLASS | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.78%
INSTITUTIONAL CLASS [Default Label] | Le Maitre [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
INSTITUTIONAL CLASS [Default Label] | Ufp Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
INSTITUTIONAL CLASS [Default Label] | Pdf Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
INSTITUTIONAL CLASS [Default Label] | One Spa World [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
INSTITUTIONAL CLASS [Default Label] | I 3 Verticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
INSTITUTIONAL CLASS [Default Label] | Aris Water Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
INSTITUTIONAL CLASS [Default Label] | I Radimed Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
INSTITUTIONAL CLASS [Default Label] | Ani Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
INSTITUTIONAL CLASS [Default Label] | Mitek Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
INSTITUTIONAL CLASS [Default Label] | Bio Life Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
INSTITUTIONAL CLASS [Default Label] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	14.14%
INSTITUTIONAL CLASS [Default Label] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
INSTITUTIONAL CLASS [Default Label] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
INSTITUTIONAL CLASS [Default Label] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.13%
INSTITUTIONAL CLASS [Default Label] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	30.55%
INSTITUTIONAL CLASS [Default Label] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.41%
INSTITUTIONAL CLASS [Default Label] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.71%
INSTITUTIONAL CLASS [Default Label] | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	14.77%
INSTITUTIONAL CLASS [Default Label] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%